Prepayments and Other Assets,Net - Schedule of Prepayments and Other Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Prepayments and Other Assets [Abstract]
Prepayments to suppliers and others	$ 8,247,993	$ 409,322
Less: allowance	(6,423)	(6,423)
Total prepayments and other assets, net	$ 8,241,570	$ 402,899